Financial instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ (2,092)	$ (2,886)
Bank loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	118	138
Bank loans	(127)	(150)
Bank loans | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans	(68)	(74)
Bank loans | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans	(59)	(76)
Bank loans | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans	0	0
Trade and other payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	913	780
Trade and other payables	(913)	(780)
Trade and other payables [member] | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	(794)	(770)
Trade and other payables [member] | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	(119)	(10)
Trade and other payables [member] | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	186	123
Lease liabilities	(263)	(197)
Lease liabilities [member] | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	(47)	(23)
Lease liabilities [member] | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	(107)	(58)
Lease liabilities [member] | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	(109)	(116)
Term Loans [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	1,061	1,914
Term loan	1,382	2,422
Term Loans [Member] | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loan	120	131
Term Loans [Member] | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loan	1,262	2,291
Term Loans [Member] | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loan	0	0
Total
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,278	2,955
Non-derivative financial liabilities, undiscounted cash flows	(2,685)	(3,549)
Total | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	(1,029)	(998)
Total | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	(1,547)	(2,435)
Total | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ (109)	$ (116)